STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (Loss)	Retained earnings
Balance at Dec. 31, 2015	$ 3,531,866	$ 774	$ 987,331	$ (4,043,271)	$ (4,250)	$ 6,591,282
Excess Tax benefit from stock-based compensation	17,380		17,380
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units	129,196		54,200	74,996
Treasury shares at cost	(987,897)			(987,897)
Stock-based compensation	80,731		80,731
Other comprehensive loss, net of tax	(5,000)				(5,000)
Net income	724,847					724,847
Balance at Dec. 31, 2016	3,491,123	774	1,139,642	(4,956,172)	(9,250)	7,316,129
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units	127,518		69,206	58,312
Treasury shares at cost	(995,322)			(995,322)
Stock-based compensation	93,515		93,515
Other comprehensive loss, net of tax	(6,384)				(6,384)
Net income	802,923					802,923
Balance at Dec. 31, 2017	3,600,123	774	1,305,130	(5,893,182)	(15,634)	8,203,035
Cumulative-effect adjustment from adoption | Accounting Standards Update 2016-09	86,750		2,767			83,983
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units	353,501		201,156	152,345
Treasury shares at cost	(1,103,865)			(1,103,865)
Stock-based compensation	89,327		89,327
Other comprehensive loss, net of tax	(8,863)				(8,863)
Fair value of awards attributable to pre-acquisition services	2,187		2,187
Net income	821,305					821,305
Balance at Dec. 31, 2018	3,772,389	$ 774	$ 1,597,800	$ (6,844,702)	$ (24,497)	9,043,014
Cumulative-effect adjustment from adoption | ASC 606	19,116					19,116
Cumulative-effect adjustment from adoption | Accounting Standards Update 2016-16	$ (442)					$ (442)